UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

This form 10-D/A is being filed to correct the unaudited net operating income period that was reported for the Fairmont Orchid Mortgage Loan. The Form 10-D filed on August 30, 2019 (SEC Accession No. 0001056404-19-007920) incorrectly showed the period as April 1, 2019 to June 30, 2019 and should be disregarded. This Form 10-D/A should be referred to for the correct unaudited net operating income period of January 1, 2019 to June 30, 2019 as reported under Item 6. No modifications were made to the monthly distribution report.

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2019 to August 16, 2019

Commission File Number of issuing entity:  333-206703-01

Central Index Key Number of issuing entity:  0001655153

CSAIL 2015-C4 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206703

Central Index Key Number of depositor:  0000802106

Credit Suisse First Boston Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001666643

Walker & Dunlop Commercial Property Funding I CS, LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001505494

The Bancorp Bank
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001576832

MC-Five Mile Commercial Mortgage Finance LLC
(Exact name of sponsor as specified in its charter)

Charles Y. Lee (212) 538-1807
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3984607
38-3984608
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
A-B			X
A-S			X
B			X
C			X
D			X
E			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 16, 2019 a distribution was made to holders of the certificates issued by CSAIL 2015-C4 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CSAIL 2015-C4 Commercial Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 16, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	0.32%	0	N/A

No assets securitized by Credit Suisse First Boston Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2015-C4 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from July 18, 2019 to August 16, 2019.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 14, 2019. The CIK number of the Depositor is 0000802106.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2019. The CIK number of Column is 0001628601.

Benefit Street Partners CRE Finance LLC (“BSPCF”, previously known as BSPCC Lender L.L.C.), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934  on February 11, 2019. The CIK number of BSPCF is 0001632269.

Walker & Dunlop Commercial Property Funding I CS, LLC ("Walker & Dunlop"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 25, 2019. The CIK number of Walker & Dunlop is 0001666643.

The Bancorp Bank ("Bancorp"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 23, 2019. The CIK number of Bancorp is 0001505494.

MC-Five Mile Commercial Mortgage Finance LLC ("MC-Five Mile"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 25, 2019. The CIK number of MC-Five Mile is 0001576832.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The Fairmont Orchid Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement filed with the SEC on November 25, 2015 for CSAIL 2015-C4 Commercial Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $18,342,932.00 for the period from January 1, 2019 to June 30, 2019.

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by CSAIL 2015-C4 Commercial Mortgage Trust, relating to the August 16, 2019 distribution (filed as Exhibit 99.1 to the registrant`s Form 10-D filed on August 30, 2019 under the Commission File No. 333-206703-01 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse First Boston Mortgage Securities Corp.
(Depositor)

/s/ Julia C. Powell
Julia C. Powell, Authorized Signatory

Date: October 3, 2019